Income Taxes - Summary of reconciliation of the expected U.S. federal income tax rate to the effective tax rate (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019	Sep. 28, 2019
Income Tax Disclosure [Abstract]
Loss before income tax	$ (29,903,000)	$ (26,855,000)	$ (52,956,000)	$ (53,058,000)	$ (122,314,000)	$ (109,568,000)	$ (104,361,000)
Tax on pre-tax loss					(25,686,000)
Loss not subject to tax					26,575,000
Foreign rate differential					233,000
Decrease in valuation allowance					(993,000)
Other					(129,000)
Total income tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ (47,000)	$ 0	$ 0
Tax on pre-tax loss Percent					21.00%
Loss not subject to tax Percent					(21.73%)
Foreign rate differential Percent					(0.19%)
Decrease in valuation allowance Percent					0.81%
Other Percent					0.11%
Total income tax Percent					0.00%